CONVERTIBLE PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE PREFERRED SHARES
CONVERTIBLE PREFERRED SHARES

Note 18—CONVERTIBLE PREFERRED SHARES

The holders of Series A, B and C convertible preferred shares (collectively, “Convertible Preferred Shares”) had various rights and preferences as follows:

Voting

In a shareholders’ meeting, the holder of each common share issued and outstanding had one vote in respect of each common share held, and the holder of each Convertible Preferred Share was entitled to the number of votes equal to the number of common shares into which such Convertible Preferred Shares could be converted.

Dividends

Each holder of Series A, B and C convertible preferred shares was entitled to dividends at the rate of US$0.0112, US$0.0172 and US$0.0534 per annum (as adjusted for any stock dividends, combinations or splits with respect to such shares), respectively prior and in preference to any declaration or payment of any dividend (payable other than in common shares) on the common shares. Such dividends were payable only when, as, and if declared by the board of directors and were non-cumulative. After the holders of the Series A, B and C convertible preferred shares had received the full dividend preferences as set forth above, any additional dividends or distributions declared by the board of directors out of funds legally available were distributed ratably among all holders of common shares and holders of the Series A, B and C convertible preferred shares on an as-converted basis.

Liquidation preference

In the event of liquidation, dissolution, or winding up of the Company, distributions to the members shall be made in the following priority:

(i)	US$0.668 per share to the holders of Series C convertible preferred shares, then

(ii)	US$0.170 per share to the holders of Series B convertible preferred shares, and

(iii)	US$0.140 per share to the holders of Series A convertible preferred shares, plus any declared but unpaid dividends on such shares on a pari passu basis. Thereafter common shareholders are entitled to receive the entire remainder of the proceeds.

A sale of all or substantially all assets of the Company, or a merger, reorganization or other transaction in which more than 50% of the outstanding voting power of the Company is transferred will be treated as a liquidation event, thereby triggering the liquidation payment.

Conversion

Each Series A, B and C convertible preferred share was initially convertible into one common share (subject to certain anti-dilution adjustments) at any time at the holder’s option.

Each Series A, B and C convertible preferred share would be automatically converted into such number of fully paid common shares as would be determined by dividing US$0.140, US$0.215 and US$0.668 by the then effective applicable conversion price respectively upon the closing of a qualified firm commitment underwritten public offering.

If the Company issued additional shares (including common and Convertible Preferred Shares but excluding common shares issued under stock option plans) for a consideration per share less than the conversion price for each class of preferred shares in effect on the date of and immediately prior to such issue, then in such event, the conversion price for each class of Convertible Preferred Shares would be reduced concurrently with such issue according to a pre-determined formula. Such adjustments could be specifically exempted by either the vote or written consent of the holders of the majority of the then outstanding Convertible Preferred Shares.

As a result of the issuance of common shares to Ms. Yu Yu and an investor in 2004, the conversion price for Series A convertible preferred shares was adjusted to US$0.122 per share. On August 2, 2010, all the Series A convertible preferred shareholders adopted unanimous written confirmation stating that the issuance of such common shares had been exempted from the adjustments of the conversion price for Series A convertible preferred shares.

Earnings adjustment and modification of Series C Convertible Preferred Shares

The Series C Convertible Preferred Shares were subject to a conversion price adjustment provision if certain revenue and net loss targets were not achieved for the year ended December 31, 2006. Based on the actual results of operations of the Company for the year ended December 31, 2006, the conversion price for Series C Convertible Preferred Shares was adjusted downwards from US$0.668 per share to US$0.548 per share based on a pre-determined formula. The Company and the Series C Convertible Preferred Shareholders agreed that the Series C Convertible Preferred Shares conversion price would not be adjusted for the earnings adjustment as previously agreed. The Company would instead issue a total of 8,849,330 shares of Series C Convertible Preferred Shares to its existing Series C Convertible Preferred Shareholders for a consideration of US$0.0001 per Series C Convertible Preferred Share. In June 2010, 8,849,330 additional Series C Convertible Preferred Shares were issued to the Series C Convertible Preferred Shareholders for a consideration of US$0.0001 per Series C Convertible Preferred Share and the conversion price for Series C Convertible Preferred Shares was reverted back to the original conversion price of US$0.668 per share. This amendment had no effect on the number of common shares each Series C convertible preferred shareholder would receive upon the conversion of the Series C Convertible Preferred Shares immediately before and after the change of the terms. The preferred dividends for each Series C Convertible Preferred Share were also adjusted to US$0.0438 per share per annum so that the total preferred dividends for each holder of Series C Convertible Preferred Shares remain the same.

Registration Rights

Upon completion of a qualified public offering, the holders of Series A, B and C convertible preferred shares would be entitled to request that the Company use its best efforts to register their common shares under the Securities Act of 1933, following the expiration of the six-month lockup period after the offering, subject to the terms of the shareholders’ agreement. The Company has no obligation to pay any consideration in the event registration is not successful.

Accounting for the Convertible Preferred Shares

The Convertible Preferred Shares were classified as mezzanine equity because they were subject to redemption by the Company upon the occurrence of a change-in-control event that does not result in the liquidation or termination of the Company. The Convertible Preferred Shares were not redeemable until the occurrence of a deemed liquidation event, pursuant to the respective convertible preferred share agreements. No subsequent accretion to the respective redemption values is necessary until it is probable a deemed liquidation event is to occur.

The carrying values of the Series A and C convertible preferred shares were the issuance price at their respective issuance dates less the attributable issuance costs. The carrying value of the Series B convertible preferred shares was based on its relative fair value with the common shares that were issued concurrently with the Series B convertible preferred shares. The Company evaluated the Convertible Preferred Shares to determine if there were any embedded derivatives requiring bifurcation and to determine if there was any beneficial conversion feature. The Company determined there were no embedded derivatives requiring bifurcation because the Convertible Preferred Shares are not readily convertible into cash as there is not a market mechanism in place for trading its shares.

Beneficial conversion features exist when the conversion price of the Convertible Preferred Shares is lower than the fair value of the common shares at the commitment date. When a beneficial conversion feature exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the convertible preferred shares as a contribution to additional paid-in capital. The resulting discount to the Convertible Preferred Shares would be then accreted immediately as the Convertible Preferred Shares were convertible at any time after issuance by the respective holders. The Company assessed the fair value of the common shares at the commitment date, with the assistance from an independent third-party appraiser. The Company is ultimately responsible for the determination of such fair value. No beneficial conversion feature was recognized for the Convertible Preferred Shares as the fair value per common share at the commitment date was less than the most favorable conversion price. In addition, the adjustment of the Series A convertible preferred shares conversion price and the issuance of Series B and C convertible preferred shares did not trigger any contingent beneficial conversion features. The downward adjustment of the conversion price for Series C convertible preferred shares also did not trigger any contingent beneficial conversion features.

Accounting for the modification of Series C Convertible Preferred Shares

The Company considers that a change in fair value exceeding 10% immediately after the change of the terms to be substantive and thus triggers extinguishment. A change in fair value not exceeding 10% immediately after the change of the terms is considered non-substantive and thus is subject to modification accounting. The Company assessed the total fair value of the Series C Convertible Preferred Shares immediately before and after the change of the terms with the assistance from an independent third-party appraiser. The Company is ultimately responsible for the determination of such fair value. The total fair value of the Series C Convertible Preferred Shares increased by RMB1,779, or 0.6% immediately after the change of the terms. Thus such change was accounted for as a modification and the amount was treated as a deemed dividend to the convertible preferred shareholders and deducted from the net income attributable to common shareholders.

Upon the completion of the initial public offering in December 2010, each Convertible Preferred Share was automatically converted into one Class B common share. As a result, 137,549,950 Class B common shares were issued, and the balance of Convertible Preferred Shares balance as of December 31, 2010 was RMB nil.